Acquisitions and disposals - Acquisitions (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Acquisitions and disposals
Acquisitions during the year	€ 69	€ 6
Net cash acquired	(7)
Total cash consideration paid and net cash acquired	62	€ 6
Aggregate fair values of goodwill	88
Identifiable assets of the acquired operations	96
Identifiable liabilities of the acquired operations	131
Acquisition fees	€ 16